United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/15

Date of Reporting Period: Quarter ended 05/31/14

Item 1. Schedule of Investments

Federated High Yield Trust
Portfolio of Investments
May 31, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—81.6%
		Aerospace/Defense—0.8%
$1,550,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	$1,654,625
1,700,000		TransDigm, Inc., 5.50%, 10/15/2020	1,717,000
1,100,000		TransDigm, Inc., 7.50%, 7/15/2021	1,218,250
475,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	511,219
250,000	[1,2]	TransDigm, Inc., Series 144A, 6.00%, 7/15/2022	252,188
325,000	[1,2]	TransDigm, Inc., Series 144A, 6.50%, 7/15/2024	330,281
		TOTAL	5,683,563
		Automotive—3.2%
2,675,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	2,868,937
475,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	511,813
600,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	642,750
900,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	983,250
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	549,219
900,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	1,030,500
600,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	357,000
650,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	719,875
1,050,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	1,123,500
575,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	605,906
1,175,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	1,332,156
500,000		Lear Corp., 5.375%, 3/15/2024	515,000
1,775,000		Lear Corp., Series WI, 4.75%, 1/15/2023	1,779,437
725,000	[1,2]	Schaeffler AG, 4.75%, 5/15/2021	744,938
1,100,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	1,095,875
1,350,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	1,432,687
375,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	425,626
1,875,000	[1,2]	Stackpole International, Sr. Secd. Note, 7.75%, 10/15/2021	1,968,750
375,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	412,031
375,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	394,219
500,000	[1,2]	Titan Wheel International, Inc., Sr. Secd. Note, Series 144A, 6.875%, 10/1/2020	519,375
383,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	411,246
2,225,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	2,141,562
		TOTAL	22,565,652
		Building Materials—2.4%
575,000	[1,2]	Allegion US Holdings Co., Inc., 5.75%, 10/1/2021	610,938
1,275,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	1,322,812
625,000		Anixter International, Inc., 5.625%, 5/1/2019	668,750
375,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	405,938
250,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	268,125
1,525,000	[1,2]	CPG International, Inc., 8.00%, 10/1/2021	1,620,312
1,100,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	1,193,500
1,525,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	1,669,875
225,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	245,250
1,600,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	1,772,000
1,900,000	[1,2]	Ply Gem Industries, Inc., Series 144A, 6.50%, 2/1/2022	1,869,125
1,375,000	[1,2]	RSI Home Products Incoporated, Series 144A, 6.875%, 3/1/2018	1,483,281

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$650,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	$698,750
1,400,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	1,477,000
950,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	1,023,625
525,000	[1,2]	USG Corp., Sr. Note, 5.875%, 11/1/2021	557,156
		TOTAL	16,886,437
		Chemicals—1.6%
450,000		Ashland, Inc., 3.875%, 4/15/2018	464,625
1,075,000		Ashland, Inc., 4.75%, 8/15/2022	1,077,688
1,350,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	1,365,187
1,750,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	1,925,000
125,000	[1,2]	Georgia Gulf Corp., 4.875%, 5/15/2023	124,531
175,000	[1,2]	Georgia Gulf Corp., Series 144A, 4.625%, 2/15/2021	175,656
450,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	475,875
2,700,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	2,821,500
625,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	628,125
1,175,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	1,216,125
575,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	610,219
300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	373,091
		TOTAL	11,257,622
		Construction Machinery—0.6%
825,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	847,688
250,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	281,250
875,000		United Rentals, Inc., 5.75%, 11/15/2024	906,719
1,175,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,304,250
875,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	945,000
		TOTAL	4,284,907
		Consumer Products—2.7%
3,150,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	3,457,125
925,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	1,022,125
300,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, 5.625%, 9/15/2021	324,000
850,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	801,125
1,500,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	1,605,000
1,675,000	[1,2]	First Quality Finance Co. Inc., 4.625%, 5/15/2021	1,582,875
1,325,000	[1,2]	Prestige Brands Holdings, Inc., 5.375%, 12/15/2021	1,363,094
425,000		Scotts Miracle-Gro Co., Sr. Unsecd. Note, Series WI, 6.625%, 12/15/2020	461,125
3,300,000		ServiceMaster Co., 7.00%, 8/15/2020	3,498,000
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	280,500
825,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	839,437
875,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	946,094
200,000		Spectrum Brands, Inc., Series WI, 6.375%, 11/15/2020	217,750
850,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	915,875
900,000	[1,2]	Springs Industries, Inc., Sr. Secd. Note, Series 144A, 6.25%, 6/1/2021	911,250
400,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	373,000
275,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	298,375
		TOTAL	18,896,750
		Energy—7.2%
1,300,000		Antero Resources Corp., 6.00%, 12/1/2020	1,395,875
1,050,000	[1,2]	Antero Resources Corp., Series 144A, 5.125%, 12/1/2022	1,080,187
975,000		Antero Resources Corp., Series WI, 5.375%, 11/1/2021	1,018,875

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy—continued
$1,775,000		Approach Resources, Inc., 7.00%, 6/15/2021	$1,826,031
525,000	[1,2]	Athlon Holdings LP, Series 144A, 6.00%, 5/1/2022	538,125
1,675,000	[1,2]	Athlon Holdings LP, Sr. Note, Series 144A, 7.375%, 4/15/2021	1,825,750
275,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	294,938
450,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	502,313
1,825,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	1,971,000
925,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	977,031
2,700,000	[1,2]	Cgg SA, Series 144A, 6.875%, 1/15/2022	2,639,250
1,025,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	1,163,375
1,975,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	2,113,250
675,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	722,250
175,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	196,000
1,350,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,576,125
1,075,000		Chesapeake Oilfield Services Co., Sr. Note, 6.625%, 11/15/2019	1,139,500
775,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	747,875
625,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	632,813
500,000		Concho Resources, Inc., 5.50%, 4/1/2023	537,500
375,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	417,188
200,000		EP Energy/EP Finance, Inc., Series WI, 6.875%, 5/1/2019	215,000
650,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	749,937
350,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	378,875
725,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	783,906
650,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 6.875%, 3/15/2024	656,500
1,900,000		Energy XXI Gulf Coast, Inc., Series WI, 7.50%, 12/15/2021	2,028,250
2,025,000	[1,2]	FTS International, Inc., Series 144A, 6.25%, 5/1/2022	2,075,625
650,000		Kodiak Oil & Gas Corp., 5.50%, 1/15/2021	674,375
675,000		Kodiak Oil & Gas Corp., Sr. Unsecd. Note, 5.50%, 2/1/2022	693,562
1,475,000	[1,2]	Legacy Reserves, Series 144A, 6.625%, 12/1/2021	1,504,500
725,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	785,719
1,175,000	[1,2]	Linn Energy LLC, Series 144A, 7.25%, 11/1/2019	1,239,625
275,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	290,813
550,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	598,813
1,475,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	1,578,250
1,875,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	2,001,562
1,025,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,119,812
875,000	[1,2]	Oasis Petroleum, Inc., Sr. Note, 6.875%, 3/15/2022	955,937
675,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	703,687
375,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	422,813
400,000		Range Resources Corp., 5.00%, 8/15/2022	422,000
1,075,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	1,134,125
450,000	[1,2]	SM Energy Co., Sr. Note, Series 144A, 5.00%, 1/15/2024	445,500
900,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	963,000
1,350,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	1,444,500
800,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	872,000
225,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	255,375
1,550,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	1,563,562
1,200,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	1,305,000
		TOTAL	51,177,874

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Entertainment—0.7%
$425,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	$449,969
525,000	[1,2]	Cedar Fair LP, Series 144A, 5.375%, 6/1/2024	530,250
1,150,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	1,184,500
125,000		Cinemark USA, Inc., 5.125%, 12/15/2022	127,344
700,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	777,875
650,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
850,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	881,875
925,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	945,812
		TOTAL	4,897,625
		Financial Institutions—3.8%
2,075,000	[1,2]	Aercap Ireland Cap Ltd/A, Series 144A, 4.50%, 5/15/2021	2,093,156
1,225,000		Ally Financial, Inc., 2.75%, 1/30/2017	1,246,437
600,000		Ally Financial, Inc., 3.50%, 1/27/2019	606,000
975,000		Ally Financial, Inc., 3.50%, 7/18/2016	1,007,906
1,350,000		Ally Financial, Inc., 4.75%, 9/10/2018	1,437,750
475,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	577,125
800,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	839,500
1,425,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	1,596,000
850,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	924,906
450,000		CIT Group, Inc., 5.00%, 5/15/2017	482,063
1,375,000		CIT Group, Inc., 5.25%, 3/15/2018	1,479,844
175,000		CIT Group, Inc., 5.375%, 5/15/2020	187,906
325,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	364,813
550,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	577,500
2,525,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	2,556,562
175,000		General Motors Financial Company, Inc., Series WI, 2.75%, 5/15/2016	178,172
150,000		General Motors Financial Company, Inc., Series WI, 4.25%, 5/15/2023	149,062
125,000		General Motors Financial Company, Inc., Sr. Note, 3.25%, 5/15/2018	127,188
2,450,000		International Lease Finance Corp., 4.625%, 4/15/2021	2,497,469
2,125,000		International Lease Finance Corp., 5.875%, 8/15/2022	2,273,750
525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	564,703
750,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	802,500
225,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	239,625
3,250,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	3,875,625
550,000		SLM Corp., Series MTN, 4.875%, 6/17/2019	565,753
		TOTAL	27,251,315
		Food & Beverage—3.9%
2,475,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	2,645,156
675,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	673,312
300,000		Constellation Brands, Inc., 4.25%, 5/1/2023	300,000
825,000	[1,2]	Darling Ingredients, Inc., Series 144A, 5.375%, 1/15/2022	861,094
1,748,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	1,822,290
2,475,000	[1,2]	H.J. Heinz Co., 4.25%, 10/15/2020	2,481,187
2,075,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	2,100,938
1,825,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	1,933,040
2,000,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	2,075,400
2,800,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Series WI, 4.875%, 5/1/2021	2,838,500
950,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	1,049,750
1,375,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	1,514,219

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Food & Beverage—continued
$150,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.25%, 8/1/2018	$157,500
1,350,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.875%, 8/1/2021	1,437,750
350,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	405,125
175,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	178,719
4,625,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	4,969,562
		TOTAL	27,443,542
		Gaming—3.1%
850,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	905,250
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	487,688
975,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	967,687
425,000	[1,2]	Churchill Downs, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 12/15/2021	436,688
975,000	[1,2]	GLP Capital LP / GLP Financing II, Inc., Series 144A, 4.875%, 11/1/2020	1,011,562
1,200,000	[1,2]	GLP Capital LP / GLP Financing II, Inc., Series 144A, 5.375%, 11/1/2023	1,251,000
3,525,000		MGM Mirage, Inc., 7.75%, 3/15/2022	4,146,281
450,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	500,063
300,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	359,250
650,000		MGM Resorts International, 5.25%, 3/31/2020	676,813
2,000,000		Mohegan Tribal Gaming Authority, Series WI, 9.75%, 9/1/2021	2,170,000
2,425,000	[1,2]	Penn National Gaming, Inc., Series 144A, 5.875%, 11/1/2021	2,315,875
350,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	381,500
1,375,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 6.375%, 8/1/2021	1,454,062
1,694,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	1,850,695
760,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	858,800
2,000,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	2,180,000
		TOTAL	21,953,214
		Health Care—8.5%
1,200,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	1,308,000
2,050,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	2,214,000
575,000	[1,2]	CHS/Community Health Systems, Inc., Series 144A, 5.125%, 8/1/2021	586,500
2,475,000	[1,2]	CHS/Community Health Systems, Inc., Series 144A, 6.875%, 2/1/2022	2,617,312
825,000		Catamaran Corp, 4.75%, 3/15/2021	839,438
1,475,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	1,548,750
125,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	135,000
800,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	866,000
725,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	779,375
959,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	1,021,335
1,375,000	[1,2]	Grifols Worldwide Operations Ltd., Series 144A, 5.25%, 4/1/2022	1,426,562
2,875,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	3,173,281
325,000		HCA, Inc., 4.75%, 5/1/2023	325,813
3,850,000		HCA, Inc., 5.00%, 3/15/2024	3,917,375
375,000		HCA, Inc., 6.25%, 2/15/2021	402,188
1,175,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	1,282,219
2,575,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	2,671,562
2,800,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	3,234,000
875,000		Hologic, Inc., 6.25%, 8/1/2020	934,063
2,325,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	2,484,844
2,175,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	2,272,875
1,000,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	1,105,000
1,675,000	[1,2]	LifePoint Hospitals, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	1,758,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$3,025,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	$3,146,000
275,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	298,375
3,850,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	3,825,937
350,000	[1,2]	Teleflex, Inc., Series 144A, 5.25%, 6/15/2024	355,688
2,025,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	2,308,500
1,575,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	1,555,312
1,625,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	1,618,906
875,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	973,438
1,075,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	1,136,813
2,450,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	2,612,312
3,350,000	[1,2]	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021	3,731,062
500,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	520,000
1,000,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	1,115,000
		TOTAL	60,101,585
		Industrial - Other—2.8%
1,925,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	1,958,687
900,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	1,005,750
700,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	777,000
2,150,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	2,252,125
675,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 10/1/2022	682,594
2,325,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	2,516,812
700,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	770,000
325,000		Mastec, Inc., 4.875%, 3/15/2023	314,438
875,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	966,875
240,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	265,800
2,400,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	2,574,000
80,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	89,200
1,075,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	1,096,500
1,425,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	1,511,996
1,250,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	1,318,750
1,275,000	[1,2]	WESCO Distribution, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 12/15/2021	1,310,063
375,000	[1,2]	Waterjet Holdings, Inc., Series 144A, 7.625%, 2/1/2020	399,375
		TOTAL	19,809,965
		Lodging—0.3%
950,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	1,018,875
925,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2021	979,922
375,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	390,937
		TOTAL	2,389,734
		Media - Cable—2.2%
200,000		CCO Holdings LLC/Cap Corp., Series WI, 5.25%, 3/15/2021	206,500
1,800,000		CCO Holdings LLC/Cap Corp., Series WI, 5.75%, 9/1/2023	1,860,750
1,425,000	[1,2]	Cequel Communications Holdings, Series 144A, 5.125%, 12/15/2021	1,417,875
1,000,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	1,065,000
1,800,000		Charter Communications Holdings II, 5.125%, 2/15/2023	1,820,250
175,000		Charter Communications Holdings II, 5.75%, 1/15/2024	180,469
175,000		Charter Communications Holdings II, 7.375%, 6/1/2020	192,063
1,100,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	1,166,000
1,125,000		DISH DBS Corporation, 5.00%, 3/15/2023	1,147,500
675,000		DISH DBS Corporation, 5.125%, 5/1/2020	710,437

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media - Cable—continued
$175,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	$186,375
2,600,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	2,795,000
1,625,000	[1,2]	Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	1,673,750
1,300,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	1,378,000
		TOTAL	15,799,969
		Media - Non-Cable—7.4%
575,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	645,438
1,050,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	1,052,624
175,000	[1,2]	CBS Outdoor Americas Capital LLC, Series 144A, 5.25%, 2/15/2022	179,813
175,000	[1,2]	CBS Outdoor Americas Capital LLC, Series 144A, 5.625%, 2/15/2024	180,250
450,000		Clear Channel Communications, Inc., 11.25%, 3/1/2021	510,750
3,575,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	3,834,187
300,000		Clear Channel Worldwide, 6.50%, 11/15/2022	320,625
150,000		Clear Channel Worldwide, 7.625%, 3/15/2020	161,250
775,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	837,000
3,250,000		Clear Channel Worldwide, Series WI, 6.50%, 11/15/2022	3,493,750
1,925,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	2,187,281
1,350,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	1,431,000
2,325,000	[1,2]	Emerald Expo Holdings, Inc., 9.00%, 6/15/2021	2,388,937
975,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	1,118,813
375,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2019	391,875
1,600,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/15/2023	1,712,000
1,625,000		Gray Television, Inc., 7.50%, 10/1/2020	1,750,937
1,375,000	[1,2]	Inmarsat Finance PLC, Series 144A, 4.875%, 5/15/2022	1,392,187
1,225,000		Intelsat (Luxembourg) S. A., 7.75%, 6/1/2021	1,303,094
1,075,000		Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, 8.125%, 6/1/2023	1,159,656
1,650,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	1,728,375
650,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	695,500
1,500,000	[1,2]	Intelsat Jackson Holdings S.A., GTD Sr. Note, Series 144A, 5.50%, 8/1/2023	1,498,125
700,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	751,625
750,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	824,063
1,125,000	[1,2]	Lamar Media Corp., Series 144A, 5.375%, 1/15/2024	1,172,813
825,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	835,313
375,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	404,063
1,500,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	1,526,250
241,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	256,364
1,200,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	1,215,000
900,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	939,375
1,675,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	1,817,375
1,450,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,530,663
425,000	[1,2]	Sirius XM Radio, Inc., 4.25%, 5/15/2020	419,688
2,200,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	2,101,000
1,175,000	[1,2]	Sirius XM Radio, Inc., 5.875%, 10/1/2020	1,248,437
375,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	406,875
1,275,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	1,313,250
2,725,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	2,919,156
1,425,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	1,428,562
1,475,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	1,640,937
		TOTAL	52,724,276

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—0.4%
$600,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	$60
500,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
125,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	128,438
1,825,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	1,952,750
1,050,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	1,048,688
		TOTAL	3,129,936
		Packaging—4.4%
2,325,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	2,586,562
350,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	363,125
1,250,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	1,306,250
207,353	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	216,684
1,075,000		Ball Corp., 4.00%, 11/15/2023	1,021,250
2,075,000		Berry Plastics Corp., 5.50%, 5/15/2022	2,082,781
200,000	[1,2]	Beverage Packaging Holdings II, Sr. Note, Series 144A, 5.625%, 12/15/2016	203,750
475,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, 6.00%, 6/15/2017	485,688
250,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	263,438
1,000,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	1,055,000
1,450,000		Crown Americas LLC, 4.50%, 1/15/2023	1,417,375
425,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	493,000
1,525,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	1,677,500
750,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	773,438
725,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	795,688
3,350,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	3,580,312
1,675,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	1,783,875
2,350,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	2,599,687
200,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	211,000
525,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	546,000
1,775,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	1,854,875
1,125,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	1,260,000
1,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	1,351,250
3,025,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	3,062,812
		TOTAL	30,991,340
		Restaurants—1.0%
2,375,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	2,573,906
1,125,000		NPC International/OPER CO A&B, Inc., Series WI, 10.50%, 1/15/2020	1,285,313
2,925,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	2,939,625
		TOTAL	6,798,844
		Retailers—3.5%
2,300,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	2,357,500
850,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	923,313
1,225,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	1,172,937
725,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	454,938
1,625,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	1,694,062
2,125,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	2,210,000
300,000		Limited Brands, Inc., 5.625%, 10/15/2023	319,500
500,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	572,500
575,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	612,375
1,300,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	1,381,250
1,475,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	1,508,187

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$1,875,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	$1,931,250
425,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	469,625
1,350,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	1,495,125
1,825,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	1,863,799
1,325,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,426,045
2,050,000	[1,2]	Party City Holdings, Inc., Sr. Note, 8.75%, 8/15/2019	2,121,750
1,025,000		Party City Holdings, Inc., Sr. Note, Series WI, 8.875%, 8/1/2020	1,142,874
325,000		Sally Hldgs. LLC/Sally Cap, Inc., 5.75%, 6/1/2022	348,563
550,000		Sally Hldgs. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	602,250
150,000		Sally Hldgs. LLC/Sally Cap, Inc., Sr. Note, 5.50%, 11/1/2023	154,126
400,000		United Auto Group, Inc., Sr. Sub., 5.75%, 10/1/2022	420,500
		TOTAL	25,182,469
		Services—0.5%
1,350,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,425,938
1,175,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,241,094
475,000		Monitronics International, Inc., 9.125%, 4/1/2020	508,250
550,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	598,125
		TOTAL	3,773,407
		Technology—10.6%
250,000	[1,2]	ACI Worldwide, Inc., 6.375%, 8/15/2020	264,375
950,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	1,004,625
2,125,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	2,247,187
1,375,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	1,450,626
2,350,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	2,338,250
1,775,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	1,941,406
950,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	959,500
2,175,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	2,332,687
1,155,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	1,257,218
1,425,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	1,425,000
950,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	1,040,250
875,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	914,375
2,000,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	2,220,000
1,350,000		Emdeon, Inc., 11.00%, 12/31/2019	1,566,000
1,950,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	1,964,625
1,650,000		Epicor Software Corp., 8.625%, 5/1/2019	1,800,562
1,425,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	1,494,469
725,000		First Data Corp., Series WI, 11.25%, 1/15/2021	835,563
350,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	381,500
6,925,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	7,617,500
850,000		Flextronics International Ltd., 4.625%, 2/15/2020	873,375
350,000		Flextronics International Ltd., 5.00%, 2/15/2023	357,875
550,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	627,688
1,675,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	1,792,250
1,225,000		IAC Interactive Corp., 4.75%, 12/15/2022	1,209,688
1,100,000		IAC Interactive Corp., Series WI, 4.875%, 11/30/2018	1,157,750
1,900,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	1,949,876
3,375,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	3,459,375
1,925,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	1,949,063
1,200,000		Iron Mountain, Inc., 5.75%, 8/15/2024	1,206,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$200,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	$220,500
1,650,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	1,905,750
850,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	955,188
1,250,000		Lender Processing Services, 5.75%, 4/15/2023	1,351,562
1,775,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	1,752,812
675,000	[1,2]	NCR Corp., 5.875%, 12/15/2021	715,500
1,900,000	[1,2]	NCR Corp., 6.375%, 12/15/2023	2,056,750
450,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	453,375
550,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	556,875
475,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	479,750
250,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	268,438
200,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	214,000
1,925,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	1,968,312
1,775,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 1/1/2025	1,772,781
1,050,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 6/1/2023	1,068,375
625,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	713,281
1,850,000	[1,2]	Solera Holdings, Inc., 6.00%, 6/15/2021	1,979,500
250,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	269,063
700,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	743,750
209,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	221,540
100,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	110,125
2,200,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	2,381,500
800,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	839,200
1,525,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	1,613,450
1,100,000		Verisign, Inc., 4.625%, 5/1/2023	1,080,750
		TOTAL	75,330,785
		Textile—0.2%
1,650,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	1,633,500
		Transportation—0.5%
2,225,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	2,389,094
275,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	295,281
500,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	531,250
		TOTAL	3,215,625
		Utility - Electric—0.9%
650,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	684,125
275,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	296,313
369,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	401,749
19,218	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	19,130
375,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	416,250
2,175,000	[1,2]	NRG Energy, Inc., Series 144A, 6.25%, 5/1/2024	2,253,844
1,075,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,152,937
775,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	866,062
		TOTAL	6,090,410
		Utility - Natural Gas—3.6%
1,325,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	1,391,250
925,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	970,094
675,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	685,125
550,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	602,250
525,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	552,562

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$675,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	$750,732
175,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	199,993
1,375,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	1,426,562
850,000	[1,2]	Energy Transfer Equity LP, Series 144A, 5.875%, 1/15/2024	884,000
1,650,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,914,000
275,000	[1,2]	Hiland Partners, LP, Series 144A, 5.50%, 5/15/2022	279,813
650,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	680,874
3,525,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.625%, 11/15/2023	3,568,308
200,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	218,500
225,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	222,188
341,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	369,985
175,000		Regency Energy Partners LP, 5.50%, 4/15/2023	179,812
550,000		Regency Energy Partners LP, 5.875%, 3/1/2022	585,750
275,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	297,688
350,000		Regency Energy Partners LP, Series WI, 4.50%, 11/1/2023	335,125
250,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	265,000
850,000	[1,2]	Sabine Pass LNG LP, Series 144A, 6.25%, 3/15/2022	913,750
1,600,000		Sabine Pass LNG LP, Series WI, 5.625%, 2/1/2021	1,684,000
900,000		Sabine Pass LNG LP, Series WI, 5.625%, 4/15/2023	927,000
475,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	476,187
2,200,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	2,233,000
512,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	565,760
1,150,000	[1,2]	Tesoro Logistics LP, Sr. Note, 5.875%, 10/1/2020	1,207,500
250,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	262,500
700,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	742,000
		TOTAL	25,391,308
		Wireless Communications—4.3%
2,050,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	2,160,187
975,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	996,937
800,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	832,000
2,900,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	3,139,250
2,125,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	2,260,469
1,075,000		MetroPCS Wireless, Inc., 6.50%, 1/15/2024	1,144,875
100,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	108,375
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,015,312
200,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	216,250
850,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	925,437
350,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	369,583
200,000	[1,2]	Numericable Group SA, Series 144A, 4.875%, 5/15/2019	204,250
1,950,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	2,025,563
875,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	916,563
2,325,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,394,750
1,925,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	2,136,750
675,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	821,813
2,475,000	[1,2]	Sprint Corp., Series 144A, 7.875%, 9/15/2023	2,802,937
2,075,000	[1,2]	Sprint Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	2,241,000
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	347,250
2,050,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	2,126,875
75,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	79,969

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$1,250,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	$1,356,250
		TOTAL	30,622,645
		Wireline Communications—0.5%
675,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	734,063
725,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	797,500
450,000	[1,2]	Level 3 Financing, Inc., Series 144A, 6.125%, 1/15/2021	477,563
225,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	253,687
1,175,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	1,289,562
200,000		TW Telecom, Inc., Series WI, 5.375%, 10/1/2022	205,000
		TOTAL	3,757,375
		TOTAL CORPORATE BONDS (IDENTIFIED COST $557,655,796)	579,041,674
		COMMON STOCKS—13.2%
		Automotive—0.7%
131,085	[3]	American Axle & Manufacturing Holdings, Inc.	2,430,316
375		General Motors Co.	12,967
91,838		Remy International, Inc.	2,184,826
		TOTAL	4,628,109
		Building Materials—0.3%
26,921	[3]	Nortek, Inc.	2,261,902
		Chemicals—1.0%
55,865		Axiall Corp.	2,581,521
66,791		Koppers Holdings, Inc.	2,427,185
216,458	[3]	Omnova Solutions, Inc.	2,047,693
		TOTAL	7,056,399
		Consumer Products—1.5%
196,381	[3]	Bauer Performance Sports Ltd.	2,727,564
99,987	[3]	Libbey, Inc.	2,694,650
79,215	[3]	Prestige Brands Holdings, Inc.	2,709,153
32,178		Spectrum Brands Holdings, Inc.	2,505,701
		TOTAL	10,637,068
		Energy—1.1%
88,551		BreitBurn Energy Partners L.P.	1,898,533
92,623		CVR Refining, LP	2,479,518
102,909		Denbury Resources, Inc.	1,738,133
70,141		Linn Energy LLC	2,037,596
50,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
6,236	[1,3,5]	Lone Pine Resources Canada Ltd.	0
6,236	[1,3,5]	Lone Pine Resources, Inc.	15,216
		TOTAL	8,168,996
		Entertainment—0.4%
143,181		Regal Entertainment Group	2,793,461
		Food & Beverage—0.6%
72,577		Aramark	1,914,581
77,464		B&G Foods, Inc., Class A	2,653,917
		TOTAL	4,568,498
		Gaming—0.7%
199,687	[3]	Penn National Gaming, Inc.	2,328,351

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Gaming—continued
108,227	[3]	Pinnacle Entertainment, Inc.	$2,671,042
		TOTAL	4,999,393
		Health Care—1.0%
67,995	[3]	Community Health Systems, Inc.	2,840,151
330,107	[3]	Radnet, Inc.	2,099,481
49,565	[3]	Tenet Healthcare Corp.	2,329,555
		TOTAL	7,269,187
		Industrial - Other—0.6%
35,023		Belden, Inc.	2,521,306
55,391	[3]	International Wire Group Holdings, Inc.	1,440,166
		TOTAL	3,961,472
		Media - Non-Cable—1.8%
87,396		CBS Outdoor Americas, Inc.	2,837,748
379,656	[3]	Cumulus Media, Inc., Class A	2,399,426
195,782	[3]	Entercom Communication Corp., Class A	2,043,964
136,927	[3]	Intelsat (Luxembourg) S.A., ADR	2,655,014
146,872		Interpublic Group of Cos., Inc.	2,808,193
		TOTAL	12,744,345
		Packaging—1.1%
106,566	[3]	Berry Plastics Group, Inc.	2,516,023
47,981		Greif, Inc., Class A	2,620,722
81,518		Sealed Air Corp.	2,684,388
		TOTAL	7,821,133
		Paper—1.1%
38,555	[3]	Clearwater Paper Corp.	2,393,109
253,011	[3]	Graphic Packaging Holding Co.	2,780,591
26,977		Rock-Tenn Co.	2,725,486
		TOTAL	7,899,186
		Restaurants—0.3%
28,513		DineEquity, Inc.	2,263,647
		Technology—1.0%
75,909	[3]	CommScope Holdings Co., Inc.	2,007,034
182,451	[3]	Magnachip Semiconductor Corp.	2,266,042
44,000		Seagate Technology, Inc.	2,364,120
21,158	[3]	Viasystems Group, Inc.	219,620
		TOTAL	6,856,816
		TOTAL COMMON STOCKS (IDENTIFIED COST $81,450,481)	93,929,612
		WARRANTS—0.0%
		Automotive—0.0%
6,766	[3]	General Motors Co., Warrants, Expiration Date 7/10/2016	166,038
6,766	[3]	General Motors Co., Warrants, Expiration Date 7/10/2019	111,030
		TOTAL WARRANTS (IDENTIFIED COST $765,593)	277,068
		INVESTMENT COMPANIES—6.0%[7]
2,684,427		Federated Bank Loan Core Fund	27,407,997
15,498,440	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	15,498,440

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued[7]
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $42,967,779)	$42,906,437
	TOTAL INVESTMENTS—100.8% (IDENTIFIED COST $682,839,649)[9]	716,154,791
	OTHER ASSETS AND LIABILITIES - NET— (0.8)%[10]	(6,024,339)
	TOTAL NET ASSETS—100%	$710,130,452
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2014, these restricted securities amounted to $265,251,390, which represented 37.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2014, these liquid restricted securities amounted to $265,217,044, which represented 37.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at May 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$19,219	$ 19,130
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$641,893	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc.	1/30/2014	$49,521	$15,216
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holdings.
8	7-day net yield.
9	At May 31, 2014, the cost of investments for federal tax purposes was $682,839,649. The net unrealized appreciation of investments for federal tax purposes was $33,315,142. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,879,808 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,564,666.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$579,041,614	$60	$579,041,674
Equity Securities:
Common Stock
Domestic	87,455,096	1,440,166[1]	15,216	88,910,478
International	5,019,134	—	0	5,019,134
Warrants	277,068	—	—	277,068
Investment Companies[2]	42,906,437	—	—	42,906,437
TOTAL SECURITIES	$135,657,735	$580,481,780	$15,276	$716,154,791
1	Includes $1,384,775 of a domestic common stock security transferred from Level 1 to Level 2 because securities ceased trading during the period and fair values were obtained using valuation techniques utilizing observable market data. This transfer represents the value of the security at the beginning of the period.
2	Federated Bank Loan Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GTD	—Guaranteed
MTN	—Medium Term Note

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014